                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington,  D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ________
      This Amendment (Check only one.): [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Horizon Global Advisers, LLC
Address:     470 Park Avenue South
             4th Floor South
             New York, NY 10016

Form 13F File Number: 28-12237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Tina Larsson
Title:    President, Horizon Global Advisers, LLC
Phone:    (646)495-7330

Signature, Place, and/Date of Signing:

-s- Tina Larsson                  NEW YORK, NY                 11/10/08
-----------------               ----------------             -------------
   [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               ----------
Form 13F Information Table Entry Total:                73
                                               ----------
Form 13F Information Table Value Total:        $  305,340
                                               ----------

                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

              COLUMN 1               COLUMN 2  COLUMN 3  COLUMN 4  COLUMN 5                  COLUMN 6     COLUMN 7     COLUMN 8
              --------               --------  --------  --------  --------                  --------     --------     --------
                                                                                            INVESTMENT
                                      TITLE               FAIR                              DISCRETION             VOTING AUTHORITY
                                       OF                 MARKET                       ------------------  OTHER   ----------------
          NAME OF ISSUER              CLASS     CUSIP     VALUE     SHARES   PUT/CALL  SOLE SHARED  OTHER MANAGERS SOLE SHARED NONE
------------------------------------ -------- --------- --------- ---------- --------  ---- ------ ------ -------- ---- ------ ----
BROOKFIELD ASSET MGMT INC                     112585104   $16,486    600,803           SOLE                  NONE  SOLE
NYSE EURONEXT                                 629491101   $10,679    272,568           SOLE                  NONE  SOLE
NASDAQ OMX GROUP INC                          631103108   $10,629    347,717           SOLE                  NONE  SOLE
URBANA CORP                          CLASS A  91707P208   $10,584  6,414,700           SOLE                  NONE  SOLE
LEUCADIA NATIONAL CORP                        527288104   $10,011    220,313           SOLE                  NONE  SOLE
ENCANA CORP                                   292505104    $9,778    148,771           SOLE                  NONE  SOLE
IMPERIAL OIL LTD                              453038408    $9,625    225,946           SOLE                  NONE  SOLE
AMERICAN REAL ESTATE PTRS FLOAT RATE
  NOTE                                        029169AA7    $9,465 11,800,000           SOLE                  NONE  SOLE
CARNIVAL CORP                                 143658300    $9,375    265,207           SOLE                  NONE  SOLE
LAS VEGAS SANDS CORP                          517834107    $8,666    240,011           SOLE                  NONE  SOLE
PHILIP MORRIS INTL INC                        718172109    $8,623    179,290           SOLE                  NONE  SOLE
CALPINE CORP                                  131347304    $8,375    644,283           SOLE                  NONE  SOLE
BURLINGTON NORTHERN SANTA FE                  12189T104    $8,275     89,531           SOLE                  NONE  SOLE
HONG KONG EXCHANGES AND CLEARING LTD          Y3506N139    $8,185    682,600           SOLE                  NONE  SOLE
LEGG MASON INC                                524901105    $7,846    206,167           SOLE                  NONE  SOLE
TIME WARNER INC                               887317105    $7,687    586,422           SOLE                  NONE  SOLE
LONDON STOCK EXCHANGGROUP PLC                 G5689U103    $6,915    449,614           SOLE                  NONE  SOLE
BERKSHIRE HATHAWAY INC               CLASS A  084670108    $6,138         47           SOLE                  NONE  SOLE
UNION PACIFIC CORP                            907818108    $6,070     85,312           SOLE                  NONE  SOLE
ALLEGHENY ENERGY INC                          017361106    $5,976    162,542           SOLE                  NONE  SOLE
CANADIAN NATURAL  RESOURCES LTD               136385101    $5,491     80,210           SOLE                  NONE  SOLE
ICAHN ENTERPRISES LP                          451100101    $5,339    124,019           SOLE                  NONE  SOLE
VOSTOK GAS LTD INVESTMENT LTD                 G93922105    $5,233    146,200           SOLE                  NONE  SOLE
FRANKLIN RESOURCES INC                        354613101    $5,069     57,519           SOLE                  NONE  SOLE
BEIJING CAPITAL INTERNATIONAL AIRPORT         Y07717104    $5,039  6,214,000           SOLE                  NONE  SOLE
CNOOC LTD SPONSORED ADR                       126132109    $4,965     43,359           SOLE                  NONE  SOLE
HUANENG PWR INTL INCSPONSORED ADR             443304100    $4,780    179,584           SOLE                  NONE  SOLE
GAZPROM O A O SPON ADR                        368287207    $4,723    150,895           SOLE                  NONE  SOLE
BLACKSTONE GROUP LP                           09253U108    $4,522    294,809           SOLE                  NONE  SOLE
SINGAPORE EXCHANGE LTD                        Y79946102    $4,129    963,000           SOLE                  NONE  SOLE
BERKSHIRE HATHAWAY HLDG CO           CLASS B  084670207    $4,060        924           SOLE                  NONE  SOLE
SEARS HLDGS CORP                              812350106    $3,967     42,430           SOLE                  NONE  SOLE
CHINA LIFE INS CO LTD SPONS ADR               16939P106    $3,889     69,923           SOLE                  NONE  SOLE
CME GROUP INC                        CLASS A  12572Q105    $3,852     10,370           SOLE                  NONE  SOLE
ANGLO AMERN PLC ADR                           03485P201    $3,770    225,369           SOLE                  NONE  SOLE
WARNER MUSIC GROUP 9 1/2 12/15/14             92930MAF0    $3,375  6,137,000           SOLE                  NONE  SOLE
RELIANT ENERGY INC                            75952B105    $3,072    418,050           SOLE                  NONE  SOLE
DYNEGY INC                           CLASS A  26817G102    $2,973    830,480           SOLE                  NONE  SOLE
FOREST CITY ENTERPRISES INC          CLASS A  345550107    $2,920     95,210           SOLE                  NONE  SOLE
XSTRATA PLC                                   G9826T102    $2,820     92,211           SOLE                  NONE  SOLE
WYNN RESORTS LTD                              983134107    $2,723     33,360           SOLE                  NONE  SOLE
ALEXANDERS INC                                014752109    $2,364      5,910           SOLE                  NONE  SOLE
RH DONNELLY 9.000% 11/15/13                   25212EAF7    $2,300  5,000,000           SOLE                  NONE  SOLE
ARUZE CORP                                    J0204H106    $2,154    101,000           SOLE                  NONE  SOLE
VISA INC                             CLASS A  92826C839    $2,140     34,866           SOLE                  NONE  SOLE

COHEN & STEERS INC                            19247A100    $2,105     74,320           SOLE                  NONE  SOLE
AMERICAN CAPITAL LTD                          02503Y103    $2,099     82,300           SOLE                  NONE  SOLE
LOEWS CORP                                    540424108    $1,970     49,900           SOLE                  NONE  SOLE
ICICI BK LTD ADR                              45104G104    $1,664     70,790           SOLE                  NONE  SOLE
MASTERCARD  INC                      CLASS A  57636Q104    $1,650      9,305           SOLE                  NONE  SOLE
FANNIE MAE                                    313586109    $1,563  1,022,195           SOLE                  NONE  SOLE
DREAMWORKS ANIMATION SKG INC         CLASS A  26153C103    $1,546     49,170           SOLE                  NONE  SOLE
NARA BANCORP INC                              63080P105    $1,434    128,100           SOLE                  NONE  SOLE
GFI GROUP INC                                 361652209    $1,298    275,600           SOLE                  NONE  SOLE
OSAKA SECURITIES EXCHANGE CO LTD              J6254G104    $1,250        458           SOLE                  NONE  SOLE
FREDDIE MAC                                   313400301    $1,084    634,200           SOLE                  NONE  SOLE
CENTER FINL CORP                              15146E102    $1,016     79,567           SOLE                  NONE  SOLE
EL PASO CORP                                  28336L109      $977     76,640           SOLE                  NONE  SOLE
PREFERRED BK LOS ANGLES CALIF                 740367107      $975     87,070           SOLE                  NONE  SOLE
BHP BILLITON LTD SPONSORED ADR                088606108      $959     18,458           SOLE                  NONE  SOLE
STATE BK INDIA GDR                            856552203      $935     15,200           SOLE                  NONE  SOLE
JEFFERIES GROUP INC                           472319102      $891     39,800           SOLE                  NONE  SOLE
RIO TINTO PLC SPONSORED ADR                   767204100      $826      3,314           SOLE                  NONE  SOLE
NATIONAL ENERGY GROUP INC                     635812209      $815    232,900           SOLE                  NONE  SOLE
LOEWS CORP                                    540424108      $782     75,200      PUT  SOLE                  NONE  SOLE
U S GLOBAL INVS INC                  CLASS A  902952100      $756     75,300           SOLE                  NONE  SOLE
UCBH HOLDINGS INC                             90262T308      $748    116,840           SOLE                  NONE  SOLE
SIERRA PACIFIC RESOURCES                      826428104      $748     78,174           SOLE                  NONE  SOLE
SHERRITT INTERNATIONAL                        823901103      $651    114,500           SOLE                  NONE  SOLE
FRANKLIN RESOURCES INC                        354613101      $650     18,900      PUT  SOLE                  NONE  SOLE
FRANKLIN RESOURCES INC                        354613101      $358      8,200      PUT  SOLE                  NONE  SOLE
WARNER MUSIC GROUP CORP                       934550104      $302     39,800           SOLE                  NONE  SOLE
LOEWS CORP                                    540424108      $231     37,400      PUT  SOLE                  NONE  SOLE